UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,740,639
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	638,411
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/16 (a)	2,120	2,213,619

		5,592,669
California — 27.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,307,595
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	2,095,445
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,540,206
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,085	1,326,033
5.25%, 5/01/33	850	999,727
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,751,552
5.75%, 3/01/34	2,180	2,526,925
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,853,326
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,394,441
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	2,142,503
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,420	1,752,976
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,181,270
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	$1,575	$1,781,561
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	2,048,763
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,600,505
San Pablo Joint Powers Financing Authority, Refunding, Tax Allocation Bonds, CAB (NPFGC) (b):
0.00%, 12/01/24	2,635	1,579,393
0.00%, 12/01/25	2,355	1,331,800
0.00%, 12/01/26	2,355	1,253,566
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B, 5.50%, 7/01/16 (a)	3,150	3,384,171
State of California, GO, Various Purpose, 5.00%, 4/01/43	4,500	5,239,710
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,867,755
5.50%, 11/01/31	2,465	3,056,132
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	870,740
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	666,495
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,883,105

		53,435,695
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,208,650
5.50%, 11/15/30	340	408,445
5.50%, 11/15/31	405	485,486

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$1,900	$2,184,639

		4,287,220
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	2,000	2,278,200
Florida — 13.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	479,724
City of St. Petersburg Florida Public Utility Revenue, Refunding RB, (NPFGC), 5.00%, 10/01/15 (a)	2,795	2,885,558
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	2,072,648
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,698,255
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,313,830
County of Miami-Dade Florida, Seaport Department, RB,:
Series A, 5.38%, 10/01/33	1,015	1,190,169
Series A, 6.00%, 10/01/38	1,000	1,241,280
Series B, AMT, 6.25%, 10/01/38	460	577,355
Series B, AMT, 6.00%, 10/01/42	615	751,739
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,293,396
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,242,738
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,752,332

		25,499,024
Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	513,425
Municipal Bonds	Par (000)	Value
Hawaii (concluded)
State of Hawaii, Department of Transportation, COP, AMT (concluded):
5.25%, 8/01/26	$460	$552,037

		1,065,462
Illinois — 18.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,145	1,354,776
Series C, 6.50%, 1/01/41	5,225	6,393,989
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/33	850	924,367
5.25%, 1/01/29	1,000	1,097,690
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,000	1,126,310
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	565	631,732
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,339,140
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,160,200
Sales Tax Receipts, 5.25%, 12/01/40	1,790	2,068,291
Sales Tax Receipts, 5.00%, 12/01/44	2,455	2,875,001
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,293,561
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,486,650
5.25%, 12/01/43	4,165	4,838,356
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,680,928
6.00%, 6/01/28	400	479,044
State of Illinois, GO:
5.25%, 2/01/31	875	983,036
5.25%, 2/01/32	1,355	1,515,676
5.50%, 7/01/33	2,000	2,289,460

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.50%, 7/01/38	$425	$483,518

		36,021,725
Indiana — 3.7%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	620,704
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,502,252
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,780	3,165,280

		7,288,236
Louisiana — 2.6%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,767,105
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 10/01/37	1,615	1,912,596
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,343,571

		5,023,272
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 7/01/45 (c)	280	324,402
Massachusetts — 3.5%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	1,300	1,496,313
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,590,930
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM), 5.00%, 8/15/15 (a)	$3,600	$3,695,004

		6,782,247
Michigan — 1.2%
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,412,005
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,569,012
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,486,927
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,188,400

		4,675,327
Nevada — 3.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,614,408
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,884,335
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,734,810

		7,233,553
New Jersey — 8.5%
New Jersey EDA, RB:
School Facilities Construction, Series UU, 5.00%, 6/15/40	850	947,520
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	3,000	3,371,430
The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	790	894,975

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	$2,100	$2,390,283
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	2,052,020
Series AA, 5.50%, 6/15/39	1,890	2,204,061
Series A (AGC), 5.63%, 12/15/28	3,170	3,709,344
Series B, 5.25%, 6/15/36	1,000	1,119,170

		16,688,803
New York — 7.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,927,331
Water & Sewer System, 5.38%, 6/15/43	1,305	1,556,461
City of New York New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 7/15/43	395	466,673
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	2,510	2,951,032
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 3/15/42	2,330	2,734,045
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,332,800

		13,968,342
Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,396,780
Pennsylvania — 0.6%
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,185,070
South Carolina — 3.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,637,037

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	$1,000	$1,174,200
6.00%, 7/01/38	1,695	2,053,950
5.50%, 7/01/41	1,000	1,175,810

		7,040,997
Texas — 23.8%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,822,025
Central Texas Turnpike System, Refunding RB, Series C (c):
5.00%, 8/15/37	950	1,082,934
5.00%, 8/15/42	445	505,707
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,615,816
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,810,720
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,953,652
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,338,353
Series H, 5.00%, 11/01/37	2,200	2,454,232
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,505,583
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	5,121,803
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	6,585	7,339,970
Series A (NPFGC), 5.75%, 1/01/40	4,885	5,490,740
Series B (NPFGC), 5.75%, 1/01/40	6,275	7,053,100

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$620	$738,618

		46,833,253
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	654,166
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,579,357

		2,233,523
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,609,616
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,273,972

		2,883,588
Total Municipal Bonds — 130.7%		256,718,405

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	6,014,818
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	1,040	1,236,549
Florida — 4.6%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	365	374,572
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	$7,500	$8,687,475

		9,062,047
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,785,944
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,626,486
Nevada — 5.2%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,824,600
Series B, 5.50%, 7/01/29	3,749	4,424,041

		10,248,641
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,480,782
New York — 5.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,588,737
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	4,530	5,331,040
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,660	3,174,816

		10,094,593
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,129,941
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.8%		44,679,801
Total Long-Term Investments (Cost — $266,971,570) — 153.5%		301,398,206

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	3,538,129	$3,538,129
Total Short-Term Securities (Cost — $3,538,129) — 1.8%		3,538,129
		Value
Total Investments (Cost — $270,509,699*) — 155.3%		$304,936,335
Other Assets Less Liabilities — 0.2%		396,952
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.2%)		(21,984,577)
VMTP Shares, at Liquidation Value — (44.3%)		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$196,348,710
* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$248,888,802

Gross unrealized appreciation		$34,428,783
Gross unrealized depreciation		(359,481)

Net unrealized appreciation		$34,069,302

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$1,588,641	$22,439
Morgan Stanley & Co. International PLC	$324,402	$2,528

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from October 1, 2016 to November 15, 2019 is $2,225,659.

(f)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,947,879	(1,409,750)	3,538,129	$670

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(269)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$35,205,375	$(963,423)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$301,398,206	—	$301,398,206
Short-Term Securities	$3,538,129	—	—	3,538,129

Total	$3,538,129	$301,398,206	—	$304,936,335

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(963,423)	—	—	$(963,423)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$365,000	—	—	$365,000
Liabilities:
TOB trust certificates	—	$(21,978,231)	—	(21,978,231)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	$365,000	$(108,978,231)	—	$(108,613,231)

During the period ended January 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 25, 2015